Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,219	$ 5,500
Accounts receivable, net of allowances of $86 and $102	1,915	1,896
Equipment installment plan receivables, net	2,290	1,930
Accounts receivable from affiliates	22	40
Inventories	1,566	1,111
Asset purchase deposit	0	2,203
Other current assets	1,903	1,537
Total current assets	8,915	14,217
Property and equipment, net	22,196	20,943
Goodwill	1,683	1,683
Spectrum licenses	35,366	27,014
Other intangible assets, net	217	376
Equipment installment plan receivables due after one year, net	1,274	984
Other assets	912	674
Total assets	70,563	65,891
Current liabilities
Accounts payable and accrued liabilities	8,528	7,152
Payables to affiliates	182	125
Short-term debt	1,612	354
Deferred revenue	779	986
Other current liabilities	414	405
Total current liabilities	11,515	9,022
Long-term debt	12,121	21,832
Long-term debt to affiliates	14,586	5,600
Tower obligations	2,590	2,621
Deferred tax liabilities	3,537	4,938
Deferred rent expense	2,720	2,616
Other long-term liabilities	935	1,026
Total long-term liabilities	36,489	38,633
Commitments and contingencies (Note 13)
Stockholders' equity
5.50% Mandatory Convertible Preferred Stock Series A, par value $0.00001 per share, 100,000,000 shares authorized; 0 and 20,000,000 shares issued; 0 and 20,000,000 shares outstanding; $0 and $1,000 aggregate liquidation value	0	0
Common Stock, par value $0.00001 per share, 1,000,000,000 shares authorized; 860,861,998 and 827,768,818 shares issued, 859,406,651 and 826,357,331 shares outstanding	0	0
Additional paid-in capital	38,629	38,846
Treasury stock, at cost, 1,455,347 and 1,411,487 shares issued	(4)	(1)
Accumulated other comprehensive income	8	1
Accumulated deficit	(16,074)	(20,610)
Total stockholders' equity	22,559	18,236
Total liabilities and stockholders' equity	$ 70,563	$ 65,891